PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	R$ 16,443,742	R$ 19,351,891
Balance, end of period	15,546,481	16,443,742	R$ 19,351,891
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(23,496,575)	(24,649,708)	(27,153,803)
Depreciation	(1,584,878)	(1,807,355)	(2,217,820)
Disposals	299,132	342,045	346,180
Loss of control by selling of subsidiary		672,386	2,173,869
Transfer to assets held for sale	637,929	2,510,269
Effects of IAS 29 adoption	(265,654)
Foreign exchange effect	(1,115,657)	(564,212)	2,201,866
Balance, end of period	(25,525,703)	(23,496,575)	(24,649,708)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	5,170,675	5,585,082
Balance, end of period	4,518,944	5,170,675	5,585,082
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(3,915,023)	(3,898,671)	(4,387,719)
Depreciation	(291,315)	(343,373)	(334,365)
Transfers	18,341	(38,467)	(12,015)
Disposals	29,944	67,598	14,696
Loss of control by selling of subsidiary		28,691	524,209
Transfer to assets held for sale	105,787	370,727
Foreign exchange effect	(129,539)	(101,528)	296,523
Balance, end of period	(4,181,805)	(3,915,023)	(3,898,671)
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	9,439,768	11,029,301
Balance, end of period	9,242,177	9,439,768	11,029,301
Machines, equipment, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(18,576,836)	(19,604,579)	(21,415,018)
Depreciation	(1,128,138)	(1,361,561)	(1,738,759)
Transfers	5,234	25,886	(2,368)
Disposals	258,609	218,590	243,429
Loss of control by selling of subsidiary		589,951	1,515,886
Transfer to assets held for sale	286,204	1,989,917
Effects of IAS 29 adoption	(265,654)
Foreign exchange effect	(946,240)	(435,040)	1,792,251
Balance, end of period	(20,366,821)	(18,576,836)	(19,604,579)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	89,404	112,432
Balance, end of period	66,132	89,404	112,432
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(622,234)	(649,642)	(827,620)
Depreciation	(34,814)	(40,915)	(44,437)
Transfers	158	(400)	968
Disposals	2,609	12,790	56,466
Loss of control by selling of subsidiary		12,627	95,809
Transfer to assets held for sale	11,667	54,275
Foreign exchange effect	(44,332)	(10,969)	69,172
Balance, end of period	(686,946)	(622,234)	(649,642)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	950,680	1,762,648
Balance, end of period	1,021,247	950,680	1,762,648
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	793,215	862,428
Balance, end of period	697,981	793,215	862,428
Other | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(382,482)	(496,816)	(523,446)
Depreciation	(130,611)	(61,506)	(100,259)
Transfers	(23,733)	12,981	13,415
Disposals	7,970	43,067	31,589
Loss of control by selling of subsidiary		41,117	37,965
Transfer to assets held for sale	234,271	95,350
Foreign exchange effect	4,454	(16,675)	43,920
Balance, end of period	R$ (290,131)	R$ (382,482)	R$ (496,816)